SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Aug. 31, 2023	Feb. 28, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants, Outstanding and exercisable, Beginning balance	11,000,000
Weighted Average Exercise Price Per Share, Outstanding and exercisable, Beginning balance	$ 0.25
Warrants granted, shares		11,000,000
Warrants granted weighted average exercise price		$ 0.25
Outstanding and exercisable warrants, issued weighted average remaining contractual life,Issued		2 years
Warrants canceled, shares
Warrants canceled weighted average exercise price
Warrants exercised, shares
Warrants exercised, weighted average exercise price
Number of warrants, Outstanding and exercisable, Ending balance	11,000,000	11,000,000
Weighted Average Exercise Price Per Share, Outstanding and exercisable, Ending balance	$ 0.25	$ 0.25
Weighted average non remaining contractual life, warrants outstanding	1 year 5 months 19 days	2 years
Intrinsic value ending	$ 660,000	$ 2,519,000